Organization and Description of Business	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company F/K/A Smaaash Entertainment Inc. (the “Company,” “we,” or “our”), was a blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

Through our wholly owned subsidiary Simplicity Esports, LLC, acquired on January 2, 2019 (see Note 6), we have begun to implement a unique approach to ensure the ultimate fan friendly esports experience. Our intention is to have gamers involved at the grassroots level and feel a sense of unity as we compete with top class talent. Our management and players are known within the esports community and we plan to use their skills to create a seamless content creation plan helping gamers feel closer to our brand than any other in the industry. Simplicity is an established brand in the Esports industry with an engaged fan base competing in popular games across different genres, including Apex Legends®, PUBG®, Gears of War®, Overwatch®, League of Legends®, Smite®, and various EA Sports® titles. Additionally, the Simplicity stream team encompasses a unique group of casters, influencers, and personalities all of whom connect to Simplicity’s dedicated fan base. Simplicity also has begun to open and operate esports gaming centers that will provide the public an opportunity to experience and enjoy gaming and Esports in a social setting, regardless of skill or experience.

Through our wholly owned subsidiary, PLAYlive Nation, Inc. (“PLAYlive”), acquired on July 29, 2019 (see Note 6), the Company has a network of franchised Gaming Centers across 13 states. PLAYlive offers a video gaming lounge concept to qualified franchisees. PLAYlive currently offers single-unit location franchises as well as agreements to develop multiple locations. This PLAYlive model is being interlaced with the esports gaming centers mentioned above to create the ultimate gaming center.

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company F/K/A Smaaash Entertainment Inc. (the “Company,” “we,” or “our”), was an organized blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

Through our wholly subsidiary, Simplicity Esports, LLC, acquired on January 2, 2019 (see Note 4). The Company has begun to implement a unique approach to ensure the ultimate fan friendly esports experience. Our intention is to have gamers involved at the grassroots level and feel a sense of unity as we compete with top class talent. Our management and players are known within the esports community and we plan to use their skills to create a seamless content creation plan helping gamers feel closer to our brand than any other in the industry. Simplicity is an established brand in the Esports industry with an engaged fan base competing in popular games across different genres, including PUBG, Gears of War, Smite, Guns of Boom, and multiple EA Sports titles. Additionally, the Simplicity stream team encompasses a unique group of casters, influencers, and personalities all of whom connect to Simplicity’s dedicated fan base. Simplicity also has begun to open and operate esports gaming centers that will provide the public an opportunity to experience and enjoy gaming and Esports in a social setting, regardless of skill or experience.

The Company’s sponsor was I-AM Capital Partners LLC (the “Sponsor”). The Company selected May 31 as its fiscal year end.

Financing

The registration statement for the Company’s initial public offering (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on August 16, 2017. The Company financed the Business Combination with the net proceeds from the sale of $50,000,000 of units in the initial public offering (the “Public Units”) and the sale of $2,545,000 of units (the “Private Units” and, together with the Public Units, the “Units”) in the simultaneous private placement (the “Private Placement” as described in Note 3). Upon the closing of the Initial Public Offering and the Private Placement on August 22, 2017, $50,750,000 was deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”) as discussed below.

Contained in the underwriting agreement for the Initial Public Offering was an over-allotment option allowing the underwriters to purchase from the Company up to an additional 750,000 Public Units (the “Over-Allotment Units”) and, in addition, the Company received a commitment from the Sponsor to purchase up to an additional 26,250 Private Units in order to maintain the amount of cash in the Trust Account equal to $10.15 per Public Unit sold in the Initial Public Offering. On September 13, 2017, the underwriters partially exercised their option and purchased 200,000 Over-Allotment Units, which were sold at an offering price of $10.00 per Unit, generating gross proceeds of $2,000,000. Also on September 13, 2017, simultaneously with the sale of the Over-Allotment Units, the Company consummated the sale of an additional 7,000 Placement Units (the “Over-Allotment Placement Units”), generating gross proceeds of $70,000.

Trust Account

The Trust Account was invested only in U.S. government treasury bills with a maturity of one hundred and eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, which invested only in direct U.S. government obligations. Funds were to remain in the Trust Account until the earlier of (i) the consummation of its first Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds outside the Trust Account were allowed to be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

Initial Business Combination

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering.

On August 21, 2018, the Company deposited into the Trust Account an aggregate of $303,610 (including interest earned on the funds in the Trust Account available for withdrawal), representing $0.058 per public share. As a result of such payment, the Company extended the period of time it had to consummate a Business Combination by three months to November 21, 2018.

On November 20, 2018, the parties consummated the initial Business Combination.

Upon consummation of the Business Combination, the Company issued 208,000 restricted shares to Chardan Capital Markets in consideration for advisory services provided. These restricted shares are valued at $10.21 per share totaling $2,125,000 and are on the statement of operations included in general and administrative expenses.

At the special meeting of stockholders held on November 9, 2018, holders of 4,448,260 shares of the Company’s common stock sold in its Initial Public Offering (“Public Shares”) exercised their right to redeem those shares for cash at a price of $10.2187363 per share, for an aggregate of approximately $45,455,596. Immediately after giving effect to the initial Business Combination (including as a result of the redemptions described above) the issuance of 2,000,000 shares of common stock to the Smaaash founders, the issuance of 520,000 shares of common stock upon conversion of the rights at the Closing and the issuance of 208,000 shares of common stock to Chardan Capital Markets as consideration for services), there were 5,119,390 shares of common stock and warrants to purchase approximately 5,461,500 shares of common stock issued and outstanding. Upon the Closing, the Company’s rights ceased to exist, and its common stock and warrants began trading on The Nasdaq Stock Market (“Nasdaq”).

On the Closing Date, the Company entered into a master franchise agreement (“Master Franchise Agreement”) and a master license and distribution agreement (“Master Distribution Agreement”) with Smaaash, as of February 28, 2019 this master franchise agreement and master distribution agreement are no longer in effect.